Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payables	$ 693,241	$ 759,026
Professional fee and others	537,887	282,806
Total	$ 1,231,128	$ 1,041,832